Share-based Payments (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	6 Months Ended
	Mar. 31, 2019	Jun. 30, 2019
Share-based Payments (Textual)
Fair value expense		$ 499
Key management personnel		$ 361
Placement agents [Member]
Share-based Payments (Textual)
Options exercise price	$ 2.188
Vesting period	5 years
Fair value of options and grants measured	$ 298
Finance expenses and issuance expenses	$ 170
Tmura [Member]
Share-based Payments (Textual)
Options exercise price	$ 6
Fair value of options and grants measured	$ 56
Number of grant option shares	61,000
Board of directors [Member]
Share-based Payments (Textual)
Number of shares approved	2,871,000
Vesting period	3 years
Exercise period	7 years
Fair value of options and grants measured	$ 2,398
Board of directors [Member] | Bottom of range [member]
Share-based Payments (Textual)
Options exercise price	$ 1.28
Board of directors [Member] | Top of range [member]
Share-based Payments (Textual)
Options exercise price	$ 1.64